As filed with the U.S. Securities and Exchange Commission on July 2, 2014
File No. 002-73948
File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 173	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 174

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)           (Zip Code)

Registrant’s Telephone Number, including Area Code   (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX      78746
 (Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

[  ]           immediately upon filing pursuant to paragraph (b)
[  ]           on [Date] pursuant to paragraph (b)
[  ]           60 days after filing pursuant to paragraph (a)(1)
[  ]           on [Date] pursuant to paragraph (a)(1)
[X]           75 days after filing pursuant to paragraph (a)(2)
[  ]           on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

DFA Municipal Real Return Portfolio: Institutional Class Shares

This Post-Effective Amendment No. 173/174 to Registration File Nos. 002-73948/811-03258 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.	PART A – Prospectus relating to the Institutional Class shares of Registrant’s DFA Municipal Real Return Portfolio series of shares.

4.	PART B – Statement of Additional Information relating to the Institutional Class shares of Registrant’s DFA Municipal Real Return Portfolio series of shares.

5.	PART C – Other Information

6.	SIGNATURES

Subject to Completion, July 2, 2014

PROSPECTUS

__________, 2014

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

Portfolio for Long-Term Investors Seeking to Invest In:

DFA Municipal Real Return Portfolio

INSTITUTIONAL CLASS SHARES

This Prospectus describes the Institutional Class shares of the Portfolio which:

Are generally available only to institutional investors and clients of registered investment advisors.

Do not charge sales commissions or loads.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

DFA Municipal Real Return Portfolio	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Principal Investment Strategies	2
Principal Risks	3
Performance	4
Investment Advisor/Portfolio Management	4
Purchase and Redemption of Fund Shares	4
Tax Information	5
Additional Information on Investment Objective and Policies	6
Other Information	6
Securities Loans	6
Management of the Fund	7
Management Fees	8
Fee Waiver and Expense Assumption Agreement	8
Dividends, Capital Gains Distributions and Taxes	9
Purchase of Shares	11
Cash Purchases	11
In-Kind Purchases	12
Policy Regarding Excessive or Short-Term Trading	12
Valuation of Shares	14
Net Asset Value	14
Public Offering Price	15
Exchange of Shares	15
Redemption of Shares	16
Redemption Procedure	16
Redemption of Small Accounts	17
In-Kind Redemptions	17
Disclosure of Portfolio Holdings	17
Delivery of Shareholder Documents	17

DFA Municipal Real Return Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA Municipal Real Return Portfolio (the “Municipal Real Return Portfolio” or the “Portfolio”) is to seek inflation protection and to provide current income from municipal securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Municipal Real Return Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses*	[0.__ ]%
Total Annual Fund Operating Expenses	[0.__ ]%
Fee Waiver and/or Expense Reimbursement**	[0.__ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.27%

*         The Municipal Real Return Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.

**         Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.27% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).  The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund’s Board of Directors prior to that date.  At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Example

This Example is meant to help you compare the cost of investing in the Municipal Real Return Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Municipal Real Return Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

l Year	3 Years
$[ ____ ]	$[ ____ ]

Portfolio Turnover

The Municipal Real Return Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Municipal Real Return Portfolio’s performance.  Because the Municipal Real Return Portfolio is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Municipal Real Return Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Under normal circumstances, the Municipal Real Return Portfolio will maintain an average portfolio duration of no greater than five years.  If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

At least 75% of the assets of the Municipal Real Return Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (i.e., Aaa, Aa and A for Moody’s Investor’s Service, Inc. (“Moody’s”) or AAA, AA and A for Standard & Poor’s Rating Group (“S&P”) or AAA, AA and A for Fitch Ratings Ltd. (“Fitch”)). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (i.e., rated Baa3 to Baa1 (by Moody’s) or BBB- to BBB+ (by S&P or Fitch), or that are unrated but have been determined by the Advisor to be of comparable quality).  The fixed income securities in which the Municipal Real Return Portfolio invests are considered investment grade at the time of purchase.

The Municipal Real Return Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use bond (interest rate) futures and options contracts, credit swaps, interest rate swaps and other types of derivatives to hedge against changes in interest rates.

The Municipal Real Return Portfolio may enter into swaps, such as inflation swaps, to seek inflation protection. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, for non-hedging purposes

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as a substitute for direct investment or to allow the Portfolio to remain fully invested while maintaining the liquidity required to pay redemptions.

The Municipal Real Return Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk:  Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Municipal Real Return Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk:  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk:  Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Portfolio’s performance.  The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Inflation-Protected Securities Interest Rate Risk:  Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Risks of Investing for Inflation Protection:  Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. If interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Tax Liability Risk:  Tax liability risk is the risk that distributions by the Municipal Real Return Portfolio become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.  Additionally, if the Portfolio’s use of derivative instruments for hedging and non-hedging purposes cause the Portfolio to invest less than 50% of its asset in municipal securities in any quarter, the Portfolio may fail to qualify to pay exempt-interest dividends to its shareholders.

Derivatives Risk:  Derivatives are instruments, such as swaps and futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position

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with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives, the Municipal Real Return Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when the Portfolio is the seller of credit default swaps and counterparty risk increases when the Portfolio is a buyer of credit default swaps. In addition, where the Portfolio is the seller credit default swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations or segregation requirements. Credit default swaps may be illiquid or difficult to value. Additionally, payments made or received by the Portfolio under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Municipal Real Return Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Municipal Real Return Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Municipal Real Return Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Municipal Real Return Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

PERFORMANCE

Performance information is not available for the Municipal Real Return Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Municipal Real Return Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Municipal Real Return Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.

PURCHASE AND REDEMPTION OF FUND SHARES

Investors may purchase or redeem shares of the Municipal Real Return Portfolio on each day that the NYSE is open for business, regardless of whether the Federal Reserve System is closed, by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by

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institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

TAX INFORMATION

The distributions you receive from the Municipal Real Return Portfolio primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that generally are taxable to you as ordinary income or capital gains.

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ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES

DFA Investment Dimensions Group Inc. (the “Fund”) offers a variety of investment portfolios. Each of the investment company’s portfolios has its own investment objective and is the equivalent of a separate mutual fund. Institutional Class shares of the Municipal Real Return Portfolio are offered in this Prospectus. The Municipal Real Return Portfolio is designed for long-term investors.

The Municipal Real Return Portfolio will maintain an average portfolio duration of no greater than five years and invest in securities considered to be investment grade at the time of purchase. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, when the level of interest rates increases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will decrease by approximately 0.50%. Conversely, when the level of interest rates decreases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will increase by approximately 0.50%. Securities are considered investment grade if the issuer has received a rating of BBB- or better by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 or better by Moody’s Investor’s Service, Inc. (“Moody’s”).

The Municipal Real Return Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The Advisor believes that credit risk premiums for a municipal securities portfolio are available largely through investment in high grade municipal securities. The holding period for assets of the Municipal Real Return Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

The Municipal Real Return Portfolio may also invest in exchange-traded funds (ETFs) and similarly structured pooled investments to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Other Information

Commodity Pool Operator Exemption

The Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolio described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to the Portfolio.

SECURITIES LOANS

The Portfolio is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio’s total assets, which includes the value of collateral received. To the extent the Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. Government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio may also invest such collateral in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.

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In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Statement of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. The Portfolio will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows a material event will occur. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending Risk” for a discussion of the risks related to securities lending.

MANAGEMENT OF THE FUND

The Advisor serves as investment advisor to the Portfolio. Pursuant to an Investment Advisory Agreement with the Portfolio, the Advisor is responsible for the management of its assets. The Portfolio is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has eleven members. Investment strategies for the Portfolio are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios based on the parameters established by the Investment Committee. The individuals named in the Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and responsible for the fixed income portfolios since the end of 1991.

Mr. Kolerich is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined the Advisor as a portfolio manager in 2001 and has been responsible for the fixed income portfolios since 2012.

The Portfolio’s SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Portfolio with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board approving the investment management agreement with respect to the Portfolio will be available in future annual or semi-annual reports for the Portfolio.

The Fund bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors, the cost of filing its registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Fee Waiver and Expense Assumption Agreements for certain portfolios of the Fund, including the Portfolio. Expenses allocable to a particular portfolio or class of a portfolio are so allocated. The expenses of the Fund which are not allocable to a particular portfolio or class of a portfolio are to be borne by each portfolio or class of a portfolio of the Fund on the basis of its relative net assets.

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The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2014, assets under management for all Dimensional affiliated advisors totaled approximately $329 billion.

Management Fees

The “Annual Fund Operating Expenses” table describes the anticipated fees to be incurred by the Portfolio for the services provided by the Advisor for the first full fiscal year.

Sub-Advisors

Pursuant to a Sub-Advisory Agreement with the Advisor, DFA Australia, Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the Portfolio. DFA Australia’s duties include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on international small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio as well as making recommendations and elections on corporate actions.

Pursuant to a Sub-Advisory Agreement with the Advisor, DFAL, 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the Portfolio. DFAL’s duties include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

Fee Waiver and Expense Assumption Agreement

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.27% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.  At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

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DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions.  The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income  are distributed monthly (except for January) by the Portfolio.  Any net realized capital gains of the Portfolio (after any reductions for available capital loss carryforwards) are distributed annually, typically in December.  The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of the Portfolio’s normal investment activities and cash flows. During a time of economic volatility, the Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time.  Even though the Portfolio may experience a current year loss, it may nonetheless distribute prior year capital gains.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you select one of the options listed below:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations.  In general, if you are a taxable investor, the distributions you receive from the Portfolio primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that generally are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

Exempt-Interest Dividends. Most portfolio distributions will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities).  In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, the Portfolio may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Portfolio.

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Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. In addition, the Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

While the Portfolio endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service, or a state tax authority, as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Portfolio’s shares, to decline.

Taxable Income and Capital Gain Dividends. The Portfolio may invest a portion of its assets in securities that pay income that is not tax-exempt.  The Portfolio may also distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Portfolio distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Portfolio shares or receive them in cash.  Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover rate.

The Portfolio may enter into swaps, such as inflation swaps, and other derivative contracts to seek inflation protection.  For taxable investors, payments made or received by the Portfolio under such swaps may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

Sale or Redemption of Portfolio Shares. The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to you. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.  Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Portfolio shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

The Portfolio is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also the cost basis for shares purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Portfolio’s default method of average cost, unless you instruct the Portfolio to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, the Portfolio may be required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

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State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of the Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  An exemption from U.S. withholding tax is provided for capital gain dividends paid by the Portfolio from long-term capital gains, if any, and exempt-interest dividends. The exemptions from U.S. withholding for interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Portfolio that begin on or after January 1, 2014.  It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), the Portfolio will be required to withhold a 30% tax on (a) income dividends paid by the Portfolio after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Portfolio shares paid by the Portfolio after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  The Portfolio may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of the Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Portfolio. Prospective investors should also consult the SAI.

PURCHASE OF SHARES

Cash Purchases

Investors who do not already have an agreement in place with the Fund may purchase Institutional Class shares of the Portfolio by first contacting the Portfolio’s transfer agent at (888) 576-1167.  Investors that invest through a financial intermediary should contact such intermediary with regard to purchase instructions.  The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors, each as approved from time to time by the Advisor (“Eligible Investors”).  Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Fund and friends and family members of such persons. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order.  The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

All purchases must be received in good order.  “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor and/or transfer agent have been received in legible form, and (2) the transfer agent has been notified of the purchase, no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”) on the day of the purchase.  It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the purchase date.

Payment

Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on

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behalf of, and at the expense of, the applicant.  Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

If your payment is not received on settlement date, your purchase may be canceled.  If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation.  To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Purchase by wire or check

Wire.  Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by wire after providing notification to the transfer agent by fax or telephone. The transfer agent can be reached by phone at (888) 576-1167. Notification must include the account number, account name, Portfolio number, trade date and purchase amount.  On or before settlement date, the investor paying by wire must request their bank to transmit immediately available funds (federal funds) by wire to the Fund’s custodian for the account of DFA Investment Dimensions Group Inc. (specify the Portfolio). Additional investments also may be made through the wire procedure by first notifying the transfer agent. If your payment is not received on settlement date, your purchase may be canceled.

Check.  Investors who wish to purchase shares of the Portfolio by check should first call the Portfolio’s transfer agent at (888) 576-1167 for additional instructions.  Checks should be made payable to Dimensional Funds.  Reference the name of the Portfolio in which you wish to invest.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Portfolio or otherwise represented in its portfolio as described in this Prospectus or as otherwise consistent with the Fund’s policies or procedures. Securities accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer.

The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, may not exceed 5% of the net assets of the Portfolio immediately after the transaction.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange, depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive

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trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Board of Directors of the Fund (the “Board”) has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

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The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy. The Fund and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolio. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolio does not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of the Portfolio is calculated on days that the NYSE is open for trading.  The net asset value per share of the Portfolio is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets less any liabilities, by the total outstanding shares of the stock of the Portfolio. The Portfolio generally accepts purchase and redemption orders on days that the NYSE is open for trading. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

The value of the shares of the Portfolio will fluctuate in relation to its investment experience. The value of the shares of the Portfolio will tend to fluctuate with interest rates because, unlike money market funds, the Portfolio does not seek to stabilize the value of its shares by use of the “amortized cost” method of asset valuation. Securities held by the Portfolio will

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be valued in accordance with applicable laws and procedures adopted by the Board of Directors, and generally, as described below.

Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities using data, reflecting the earlier closing of the principal markets for those securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Net asset value includes interest on fixed income securities which is accrued daily.

The value of the securities and other assets of the Portfolio for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by the Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolio is determined each day as of such close.

Public Offering Price

Provided that the transfer agent has received the investor’s purchase order in good order as described in “PURCHASE OF SHARES,” shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of such order. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders, and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

When authorized by the Fund, certain financial institutions purchasing the Portfolio’s shares on behalf of customers or plan participants may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the Fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The financial institution is responsible for any costs or losses incurred by the Fund if payment is not received or delayed.

EXCHANGE OF SHARES

Investors may exchange Institutional Class shares of the Portfolio for Institutional Class shares of another eligible portfolio by first contacting the Portfolio’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed exchange, and then sending a letter of instruction to the transfer agent by Fax at (888) 985-2758. Shareholders that invest in

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the Portfolio through a financial intermediary should contact their financial intermediary for information regarding exchanges.

Exchanges are accepted into those portfolios that are eligible for the exchange privilege, subject to the minimum purchase requirement set forth in the applicable portfolio’s prospectus. Investors may contact the transfer agent at the above-listed phone number for more information on such exchanges, for a list of those portfolios that accept exchanges, and to request a copy of the prospectuses of other portfolios of the Fund or Dimensional Investment Group Inc. that may be offered in an exchange. There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, or limit the amount of or reject any exchange, as deemed necessary, at any time.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the transfer agent has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners (or representatives thereof) of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must first contact the Portfolio’s transfer agent at (888) 576-1167. Shareholders who invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding redemption procedures. The Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable), or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the transfer agent no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority.

Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are to be wired to a bank account that differs from the standing instructions on file, or paid by check to an address other than the address of record, the transfer agent may request a Medallion Signature Guarantee. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

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Under certain circumstances and when deemed in the best interest of the Portfolio, redemption proceeds may take up to seven days to be sent after receipt of the redemption request. In addition, with respect to investors redeeming shares that were purchased by check, payment will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem an account if the value of the shares in the Portfolio is $500 or less because of redemptions. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for the Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio owns in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio generally will disclose up to its 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the most recent month-end, online at the Advisor’s public Web site, http://us.dimensional.com, within 20 days after the end of each month. The Portfolio also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public Web site, two months following the month-end or more frequently and at different periods when authorized in accordance with the Portfolio’s policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

17

Other Available Information

You can find more information about the Fund and the Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

Request free copies from:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolio on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://us.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•
Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP
6300 Bee Cave Road, Building One
Austin, TX 78746
(512) 306-7400

DFA Investment Dimensions Group Inc.—Registration No. 811-3258

Subject to Completion, July 2, 2014

DFA INVESTMENT DIMENSIONS GROUP INC.

6300 Bee Cave Road, Building One, Austin, TX 78746
Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

 _______________________________, 2014

DFA Municipal Real Return Portfolio

INSTITUTIONAL CLASS SHARES

DFA Investment Dimensions Group Inc. (the “Fund” or “DFAIDG”) is an open-end management investment company that offers eighty-one series of shares. This Statement of Additional Information (“SAI”) relates to the Institutional Class shares of the DFA Municipal Real Return Portfolio (the “Portfolio”).

This SAI is not a Prospectus but should be read in conjunction with the Prospectus for the Institutional Class shares of the Portfolio, dated, 2014, as amended from time to time. As of the date of this SAI, the Portfolio has not yet commenced operations. No financial information is shown for the Portfolio in the Fund’s annual report for the fiscal year ended October 31, 2013. The Prospectus can be obtained by writing to the Fund at the above address or by calling the above telephone number.

The information in this SAI is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

PORTFOLIO CHARACTERISTICS AND POLICIES	1
BROKERAGE TRANSACTIONS	1
INVESTMENT LIMITATIONS	2
FUTURES CONTRACTS	3
SWAPS	4
EXCHANGE TRADED FUNDS	5
CASH MANAGEMENT PRACTICES	5
INVESTMENT STRATEGIES FOR THE PORTFOLIO	5
DIRECTORS AND OFFICERS	8
SERVICES TO THE FUND	20
ADVISORY FEES	21
PORTFOLIO MANAGERS	22
GENERAL INFORMATION	23
CODE OF ETHICS	23
SHAREHOLDER RIGHTS	24
PRINCIPAL HOLDERS OF SECURITIES	24
PURCHASE OF SHARES	24
REDEMPTION AND TRANSFER OF SHARES	25
TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS	25
PROXY VOTING POLICIES	37
DISCLOSURE OF PORTFOLIO HOLDINGS	39
FINANCIAL STATEMENTS	41
PERFORMANCE DATA	41

i

PORTFOLIO CHARACTERISTICS AND POLICIES

Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) serves as investment advisor to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus. This SAI relates to the Institutional Class shares of the Portfolio.

The Portfolio is diversified under the federal securities laws and regulations.

The Portfolio has adopted a fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment.  For more information on the Portfolio’s specific 80% policy, see the “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The Portfolio acquires and sells securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making, and other factors. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolio effects transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolio will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolio to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolio invests.  The Advisor also checks the rate of commission, if any, being paid by the Portfolio to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited may also perform these services for the Portfolio.

Subject to the duty to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of DFAIDG, is prohibited from selecting brokers and dealers to effect the Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolio with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants.  The investment advisory agreement permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolio.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Portfolio will not:

(1)
borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)
make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)
purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5)
purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act; or

(8)
concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies).

With respect to the investment limitation described in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio. The Portfolio does not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, the Portfolio is authorized to lend portfolio securities.

The Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of the Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933, the Portfolio may purchase certain unregistered (i.e., restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid assets. While maintaining oversight, the Board of Directors of the Fund has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

For purposes of the investment limitation described in (8) above, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an “industry.”  However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation. Thus, not more than 25% of the Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. The Portfolio might invest in certain securities issued by companies in a particular industry whose obligations are guaranteed by a foreign government. Management could consider such a company to be within the particular industry and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

For purposes of the investment limitation described in (8) above, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if only the assets and revenues of a nongovernmental user back the bond, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate entity that would be treated as an issue of the guaranteeing entity.

Additionally, for purposes of the investment limitations above, tax-exempt securities issued or guaranteed by the U.S., state or local governments or political subdivisions of governments are not considered to be a part of any industry.

Unless otherwise indicated, all limitations applicable to the Portfolio’s investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

The Portfolio may enter into futures contracts and options on futures contracts to gain market exposure on the Portfolio’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial account of the Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Portfolio expects to earn income on its margin deposits. The Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, the Portfolio (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that the Portfolio may use by entering into futures transactions.

SWAPS

The Portfolio also may enter into credit default swap agreements. The Portfolio  may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or the seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

Credit default swaps involve greater risks than if the Portfolio had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When the Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The Portfolio also may enter into inflation swap agreements to seek inflation protection.  Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolio to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap agreement. Additionally, payments received by the Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders.

The Advisor and the Fund do not believe that the Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

 EXCHANGE TRADED FUNDS

The Portfolio may invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the municipal bond market pending investment in municipal bonds.

 An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company.  ETFs in which the Portfolio invests are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  When the Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

CASH MANAGEMENT PRACTICES

The Portfolio engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, the Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic or political conditions warrant. In addition, the Portfolio may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Portfolio may invest cash in short-term repurchase agreements. In addition, the Portfolio may invest a portion of its assets, ordinarily not more than 20%, in short-term fixed income obligations, highly liquid debt securities, index futures contracts and options thereon and affiliated and unaffiliated registered and unregistered money market funds, including tax-exempt money market funds. With respect to fixed income instruments, except in connection with corporate actions, the Portfolio will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve a duplication of certain fees and expenses. The 20% guideline is not an absolute limitation but the Portfolio does not expect to exceed this guideline under normal circumstances.

 INVESTMENT STRATEGIES FOR THE PORTFOLIO

In addition to the securities and investment practices described in the Prospectus, set forth below is a description of certain types of securities that the Portfolio may purchase and certain investment techniques the Portfolio may use to attempt to achieve its investment objective.

Variable Rate Obligations and Demand Notes

The Portfolio may invest in variable rate obligations.  Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates.  Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes.  Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments.  This diminishes the risk of capital depreciation of investment securities in the Portfolio and, consequently, of Portfolio shares.  However, if interest rates decline, the yield of the Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio’s investments and of their shares.

The Portfolio may invest in floating rate and variable rate demand notes.  Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer.  To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Pre-refunded Municipal Securities

The Portfolio may invest in pre-refunded municipal securities.  Pre-refunded municipal securities are tax-exempt bonds that have been refunded to a call date prior to the final maturity of principal, or “escrowed-to-maturity bonds,” that have been refunded prior to the final maturity of principal and remain outstanding in the municipal market.  The payment of principal and interest of the pre-refunded municipal securities held by the Portfolio is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities (“Agency Securities”). While still tax-exempt, pre-refunded municipal securities usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by U.S. Treasury or Agency Securities held in an escrow account established by the municipality and an independent escrow agent. While a secondary market exists for pre-refunded municipal securities, if the Portfolio sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale. Investment in pre-refunded municipal securities held by the Portfolio may subject the Portfolio to interest rate risk and market risk. To the extent permitted by the SEC and the Internal Revenue Service, the Portfolio’s investment in pre-refunded municipal bonds backed by U.S. Treasury and Agency Securities in the manner described above, will, for purposes of diversification tests applicable to the Portfolio, be considered an investment in the respective U.S. Treasury and Agency Securities.

Standby Commitments

These instruments, which are similar to a put, give the Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

Tender Option Bonds

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond.  This investment structure is commonly used as a means of enhancing a security’s liquidity.

Structured or Indexed Securities

The Portfolio may invest in structured or indexed securities.  The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in the two or more References.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.  The terms of the structured or indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of the Portfolio’s investment.  Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity.  In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference.  Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities because the Portfolio bears the risk of the Reference.  Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Zero Coupon Bonds

The Portfolio may invest in zero coupon bonds.  Zero coupon bonds generally pay no cash interest (or dividends, in the case of preferred stock) to their holders prior to maturity.  Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends, in the case of preferred stock) on a current basis.  Although the Portfolio will receive no payments on its zero coupon bonds prior to their maturity or disposition, the Portfolio would be required, for federal income tax purposes, generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities.  Such dividends will be paid from the cash assets of the Portfolio, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Portfolio otherwise would not have done so.  To the extent the Portfolio is required to liquidate thinly traded securities, it may be able to sell such securities only at prices lower than if such securities were more widely traded.  The risks associated with holding securities that are not readily marketable may be accentuated at such time.  To the extent the proceeds from any such dispositions are used by the Portfolio to pay distributions the Portfolio will not be able to purchase additional income-producing securities with such proceeds, and as a result, its current income ultimately may be reduced.

Municipal Lease Obligations

The Portfolio may invest in municipal lease obligations.  These securities are sometimes considered illiquid because of the thinness of the market in which they are traded.  Under the supervision of the Board of Directors, the Advisor may determine to treat certain municipal lease obligations as liquid, and therefore not subject to the Portfolio’s 15% limit on illiquid assets.  The factors that the Advisor may consider in making these liquidity determinations include:  (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by the Portfolio.

When-Issued Securities

The Portfolio may purchase tax-exempt securities on a “when-issued” basis.  In buying “when-issued” securities, the Portfolio commits to buy securities at a certain price even though the securities may not normally be delivered for up to 45 days.  The Portfolio pays for the securities and begins earning interest when the securities are actually delivered.  As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.  It is also possible that the securities will never be issued and the commitment cancelled.  When such when-issued purchases are outstanding, the Portfolio will segregate cash or cash equivalent securities until the settlement date of the when-issued transaction.

Municipal Bond Insurance

The Advisor anticipates that a portion of the Portfolio’s investment portfolio will be invested in municipal securities whose principal and interest payments are guaranteed by a private insurance company at the time of purchase.  The Portfolio’s insurance coverage may take one of several forms.  A primary insurance policy is purchased by a municipal securities issuer at the time the securities are issued.  This insurance is likely to increase the credit rating of the securities, as well as their purchase price and resale value.  A mutual fund insurance policy is purchased by the Portfolio and used to guarantee specific securities only while the securities are held by the Portfolio.  Finally, a secondary market insurance policy is purchased by a bond investor (such as the Portfolio) or a broker after the bond has been issued and insures the bond until its maturity date.  Both primary insurance and secondary market insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business.  Premiums for portfolio insurance, if any, would be paid from the Portfolio’s assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Portfolio insurance coverage that terminates upon the sale of an insured security by the Portfolio, may not improve the resale value of the security.  Therefore, unless the Portfolio elects to purchase secondary market insurance with respect to such securities or such securities are already covered by primary insurance, the Portfolio generally will retain any such securities insured by portfolio insurance that are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities that are not in default.

The Portfolio is authorized to obtain portfolio insurance from insurers that have obtained a claims-paying ability rating of AAA from S&P or Aaa (or a short-term rating of MIG-1) from Moody’s.

A Moody’s insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims.  An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody’s to be of the best quality.  In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet obligations under an insurance policy in accordance with its terms.  An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P.  The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

An insurance claims-paying ability rating by Moody’s or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract.  Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody’s or S&P to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings.  The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

Participation Interests

A participation interest in a municipal security gives the purchaser an undivided interest in the municipal obligation in the proportion that the Portfolio’s participation interest bears to the total principal amount of the municipal obligation.  These instruments may have fixed, floating or variable rates of interest.  If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Directors has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by government securities.  The Portfolio will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Portfolio’s participation interest in the municipal obligation, plus accrued interest.  The Portfolio intends to exercise its right to demand payment only upon a default under the terms of the municipal obligation, or to maintain or improve the quality of its investment portfolio.

Municipal Custody Receipts

The Portfolio also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain municipal securities.  The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custody account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the securities.  Custody receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon municipal securities described above.  Although under the terms of a custody receipt the Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custody account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of the Fund (the “Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund.  The Board of Directors elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund.  The Board of Directors of the Fund is comprised of two interested Directors and six disinterested Directors.  David G. Booth, an interested Director, is Chairman of the Board.  The disinterested Directors of the Board designated Myron S. Scholes as the lead disinterested Director.  As the lead disinterested Director, Mr. Sholes, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors; raises issues and discusses ideas with management on behalf of the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson). The existing Board structure for the Fund also provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the two interested Directors, who, as both officers of the Fund and the Advisor, participate in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided at least two weeks prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has three standing committees.  The Audit Committee and Nominating Committee are composed entirely of disinterested Directors.  As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies and the selection and nomination of candidates to the Fund’s Board. The Investment Review Committee (the “Review Committee”) consists of both interested and disinterested Directors.  The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.

The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith.  The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board.  The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board.  There were two Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2013.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith.  The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board.  The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers.  There was one Nominating Committee meeting held for the Fund during the fiscal year ended October 31, 2013.

The Review Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. At the request of the Board or the Advisor, the Review Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Fund, and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund.  There were two Review Committee meetings held for the Fund during the fiscal year ended October 31, 2013.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and the Fund’s Administrative and Accounting Agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet at least quarterly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, TX 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. The Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted that John P. Gould, Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth and Eduardo A. Repetto contributed valuable experience due to their positions with the Advisor. Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	Since Inception	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	108 portfolios in 4 investment companies	None

Name, Address and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held During Past 5 Years
John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1939	Director	Since Inception
Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Member of the Board of Milwaukee Insurance Company (1997-2010).
			108 portfolios in 4 investment companies	Trustee, Harbor Funds (registered investment company) (28 portfolios) (since 1994).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	Since Inception
Professor in Practice of Finance, Yale School of Management (since 1984). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).
			108 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 1948	Director	Since 2010
Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of the President George W. Bush’s Council of Economic Advisers (2006- 2009). Council of Economic Advisors, State of California (2005-2006). Commissioner, White House Panel on Tax Reform (2005).
			108 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	Since Inception
Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Formerly, Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004).
			108 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (40 Portfolios) (since 1980). Chairman, Kuapay Inc. (since 2013). Formerly, Director, Chicago Mercantile Exchange (2001-2008).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000
Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).
108 portfolios in 4 investment companies
Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (52 portfolios) (since 2009).

Interested Directors

The following interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman, Director, President and Co-Chief Executive Officer	Since Inception
Chairman, Director/Trustee, President, Co-Chief Executive Officer and, formerly, Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”). Chairman, Director, President and Co-Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (until 3/30/2007). Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Funds PLC, Dimensional Funds II PLC and Dimensional Japan Ltd. President, Dimensional SmartNest (US) LLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Director, Dimensional Cayman Commodity Fund I Ltd.
				108 portfolios in 4 investment companies	None
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 1967	Director, Co-Chief Executive Officer and Co-Chief Investment Officer	Since 2009
Co-Chief Executive Officer (beginning January 2010), Co-Chief Investment Officer and, formerly, Chief Investment Officer (until 6/26/2014) and Director of the DFA Entities, and Dimensional Cayman Commodity Fund I Ltd.  Director, Co-Chief Executive Officer, President, and Chief Investment Officer of Dimensional Fund Advisors Canada ULC. Chief Investment Officer, Vice President and Director of DFA Australia Limited. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC, Dimensional Funds II PLC, Dimensional Japan Ltd. and Dimensional Advisors Ltd.  Formerly, Vice President of the DFA Entities and Dimensional Fund Advisors Canada ULC.
				108 portfolios in 4 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2
Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio and in all registered investment companies in the DFA Fund Complex as of December 31, 2013, is set forth in the chart below. Because the Portfolio had not commenced operations prior to the date of this SAI, the Directors do not own any shares of the Portfolio.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
John P. Gould	None	None Directly; Over $100,000 in Simulated Funds**
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Edward P. Lazear	None	None Directly; Over $100,000 in Simulated Funds**
Myron S. Scholes	None	Over $100,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**
Interested Directors:
David G. Booth	None	Over $100,000
Eduardo A. Repetto	None	Over $100,000

**           As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2013 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal period. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2013.

Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$157,303	N/A	N/A	$244,000
John P. Gould Director	$157,303	N/A	N/A	$244,000
Roger G. Ibbotson Director	$163,723	N/A	N/A	$254,000
Edward P. Lazear Director	$157,303	N/A	N/A	$244,000
Myron S. Scholes Lead Independent Director	$176,800	N/A	N/A	$274,000
Abbie J. Smith Director	$157,303	N/A	N/A	$244,000
Christopher S. Crossan Chief Compliance Officer	$250,411	N/A	N/A	N/A

†
The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*
Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2013 is as follows: $254,000 (Mr. Ibbotson) and $244,000 (Mr. Lazear). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, the Fund, DIG, DFAITC, and DEM (collectively, the “DFA Entities”).

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal 1963	Vice President	Since 2008	Vice President of all the DFA Entities.
Robyn G. Alcorta 1974	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President, Business Development at Capson Physicians Insurance Company (2010-2012); Vice President at Charles Schwab (2007-2010).
Darryl D. Avery 1966	Vice President	Since 2005	Vice President of all the DFA Entities.
Marcus R. Axthelm 1977	Vice President	Since 2014
Vice President of all the DFA Entities.  Portfolio Manager for Dimensional Fund Advisors LP (since January 2012).  Formerly, Investment Associate for Dimensional Fund Advisors LP (January 2010- December 2011); Investment Associate for Dimensional Fund Advisors Ltd. (September 2008-December 2009).

Arthur H. Barlow 1955	Vice President	Since 1993	Vice President of all the DFA Entities. Director and Managing Director of Dimensional Fund Advisors Ltd (since September 2013).
Peter Bergan 1974	Vice President	Since 2014
Vice President of all the DFA Entities. Senior Business Applications Manager for Dimensional Fund Advisors LP (since January 2011).  Formerly, Partner at Stonehouse Consulting (2010); Vice President and Chief Information Officer at MD Sass Investor Services (2006-2009).

Lana Bergstein 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Client Service Manager for Dimensional Fund Advisors LP (since February 2008).
Stanley W. Black 1970	Vice President	Since 2014	Vice President of all the DFA Entities. Senior Research Associate for Dimensional Fund Advisors LP (since January 2012). Formerly, Research Associate for Dimensional Fund Advisors LP (2006-2011).
Aaron T. Borders 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since April 2008).
Scott A. Bosworth 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001
Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte., Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler 1964	Vice President	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Services of Dimensional Fund Advisors LP (since 2008).

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Douglas M. Byrkit 1970	Vice President	Since 2012
Vice President of all the DFA Entities.  Formerly, Regional Director for Dimensional Fund Advisors LP (December 2010 – January 2012); Regional Director at Russell Investments (April 2006 – December 2010).

Hunt M. Cairns 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since January 2010). Formerly, Senior Associate for Dimensional Fund Advisors LP (July 2008-December 2009).
James G. Charles 1956	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2008-2010); Vice President, Client Portfolio Manager at American Century Investments (2001-2008).
Joseph H. Chi 1966	Vice President	Since 2009
Vice President of all the DFA Entities.  Co-Head of Portfolio Management of Dimensional Fund Advisors LP (since March 2012).  Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2012).  Formerly, Portfolio Manager for Dimensional Fund Advisors LP (October 2005 to January 2012).

Pil Sun Choi 1972	Vice President	Since 2014	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since April 2012). Formerly, Vice President and Counsel for AllianceBernstein L.P. (2006-2012).
Stephen A. Clark 1972	Vice President	Since 2004
Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC. Head of Global Institutional Services (Since January 2014). Formerly, Head of Institutional, North America (March 2012 to December 2013); Head of Portfolio Management of Dimensional (January 2006 to March 2012).

Matt B. Cobb 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since September 2011). Formerly, Vice President at MullinTBG (2005-2011).
Rose C. Cooke 1971	Vice President	Since 2014	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (Since August 2010). Formerly, Vice President of PPMG (2009-June 2010).
Ryan Cooper 1979	Vice President	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since 2003).
Jeffrey D. Cornell 1976	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2002 – January 2012).
Robert P. Cornell 1949	Vice President	Since 2007	Vice President of all the DFA Entities.
George H. Crane 1955	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007-2008).
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004
Vice President and Chief Compliance Officer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional SmartNest (US) LLC. Chief Compliance Officer of Dimensional Fund Advisors Canada.

James L. Davis 1956	Vice President	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere 1957	Vice President	Since 1994	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.
Johnathon K. DeKinder 1979	Vice President	Since 2014
Vice President of all the DFA Entities.  Regional Director for Dimensional Fund Advisors LP (since January 2012).  Formerly, Senior Associate for Dimensional Fund Advisors LP (August 2010-December 2011);  MBA and MPA at the University of Texas at Austin (August 2007-May 2010).

Peter F. Dillard 1972	Vice President	Since 2010
Vice President of all the DFA Entities.  Research Associate for Dimensional Fund Advisors LP (since August 2008).  Formerly, Research Assistant for Dimensional Fund Advisors LP (April 2006 – August 2008).

Robert W. Dintzner 1970	Vice President	Since 2001	Vice President of all the DFA Entities.
Karen M. Dolan 1979	Vice President	Since 2014
Vice President of all the DFA Entities. Head of Marketing for Dimensional Fund Advisors LP (since February 2013).  Formerly, Senior Manager of Research and Marketing for Dimensional Fund Advisors LP (June 2012-January 2013); Director of Mutual Fund Analysis at Morningstar (January 2008-May 2012).

Richard A. Eustice 1965	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008).

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Gretchen A. Flicker 1971	Vice President	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall 1974	Vice President	Since 2008
Vice President of all the DFA Entities.  Co-Head of Portfolio Management of Dimensional Fund Advisors LP (since March 2012).  Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2012).  Formerly, Portfolio Manager for Dimensional Fund Advisors LP (September 2004 to January 2012).

Edward A. Foley 1976	Vice President	Since 2014	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since August 2011). Formerly, Senior Vice President of First Trust Advisors L.P. (2007-July 2011).
Jeremy P. Freeman 1970	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006).
Mark R. Gochnour 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Tom M. Goodrum 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004 – January 2012).
Henry F. Gray 1967	Vice President	Since 2000	Vice President of all the DFA Entities.
John T. Gray 1974	Vice President	Since 2007	Vice President of all the DFA Entities.
Christian Gunther 1975	Vice President	Since 2011
Vice President of all the DFA Entities. Senior Trader for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Trader for Dimensional Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Advisors Ltd. (2008-2009); Trader for Dimensional Fund Advisors LP (2004-2008).

Robert W. Hawkins 1974	Vice President	Since 2014
Vice President of all the DFA Entities.  Counsel for Dimensional Fund Advisors LP (since January 2011).  Formerly, Vice President and Senior Counsel for State Street Global Advisors (November 2008-January 2011).

Joel H. Hefner 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Julie C. Henderson 1974	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd. and Dimensional Japan Ltd.
Kevin B. Hight 1967	Vice President	Since 2005	Vice President of all the DFA Entities.
Christine W. Ho 1967	Vice President	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath 1960	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
Jeff J. Jeon 1973	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Garret D. Jones 1971	Vice President	Since 2014
Vice President of all the DFA Entities.  Manager of Sales and Marketing Systems for Dimensional Fund Advisors LP (since January 2011).  Formerly, Project Manager for Dimensional Fund Advisors LP (2007-2010).

Stephen W. Jones 1968	Vice President	Since 2012
Vice President of all the DFA Entities.  Formerly, Facilities Manager for Dimensional Fund Advisors LP (October 2008 – January 2012); General Manager at Intercity Investments (March 2007 – October 2008).

David M. Kavanaugh 1978	Vice President	Since 2014	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since August 2011). Formerly, Associate at Andrews Kurth LLP (2006-2011).
Patrick M. Keating 1954	Vice President and Chief Operating Officer	Since 2003
Vice President and Chief Operating Officer of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd., Dimensional Advisors Ltd., and Dimensional Hong Kong Limited. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors Ltd. Director and Vice President of Dimensional Hong Kong Limited and Dimensional Fund Advisors Pte. Ltd.

Andrew K. Keiper 1977	Vice President	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since October 2004).
Glenn E. Kemp 1948	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006 – January 2012).
David M. Kershner 1971	Vice President	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since June 2004).

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Kimberly L. Kiser 1972	Vice President	Since 2014
Vice President of all the DFA Entities.  Creative Director for Dimensional Fund Advisors LP (since September 2012).  Formerly, Vice President and Global Creative Director at Morgan Stanley (2007-2012); Visiting Assistant Professor, Graduate Communications Design at Pratt Institute (2004-2012).

Timothy R. Kohn 1971	Vice President	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional Fund Advisors LP (since August 2010). Formerly, Chief DC Strategist, Barclays Global Investors (2005-2009).
Joseph F. Kolerich 1971	Vice President	Since 2004	Vice President of all the DFA Entities. Senior Portfolio Manager of Dimensional Fund Advisors LP (since January 2012). Formerly, Portfolio Manager for Dimensional (April 2001 – January 2012).
Mark D. Krasniewski 1981	Vice President	Since 2013
Vice President of all the DFA Entities. Formerly, Senior Associate, Investment Analytics and Data for Dimensional Fund Advisors LP (January 2012-December 2012); Systems Developer for Dimensional Fund Advisors LP (June 2007-December 2011).

Kahne L. Krause 1966	Vice President	Since 2014	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (Since May 2010). Formerly, Senior Associate at Dimensional Fund Advisors LP (July 2007-May 2009).
Stephen W. Kurad 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2007-2010).
Michael F. Lane 1967	Vice President	Since 2004	Vice President of all the DFA Entities. Chief Executive Officer of Dimensional SmartNest (US) LLC (since 2012).
Francis R. Lao 1969	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President – Global Operations at Janus Capital Group (2005-2011).
David F. LaRusso 1978	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Senior Trader for Dimensional Fund Advisors LP (January 2010-December 2012); Trader for Dimensional Fund Advisors LP (2000-2009).
Juliet H. Lee 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Marlena I. Lee 1980	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-2010).
John B. Lessley 1960	Vice President	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since January 2008).
Apollo D. Lupescu 1969	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).
Peter Magnusson 1969	Vice President	Since 2014	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since January 2011). Formerly, Vice President at Columbia Management (2004-2010).
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Counsel for Dimensional Fund Advisors LP (since September 2006).
Aaron M. Marcus 1970	Vice President	Since 2008	Vice President of all DFA Entities and Head of Global Human Resources of Dimensional Fund Advisors LP.
David R. Martin 1956	Vice President, Chief Financial Officer and Treasurer	Since 2007
Vice President, Chief Financial Officer and Treasurer of all the DFA Entities.  Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund Advisors Canada ULC.  Chief Financial Officer, Treasurer and Vice President of Dimensional SmartNest (US) LLC, and Dimensional Cayman Commodity Fund I Ltd. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Statutory Auditor of Dimensional Japan Ltd.

Bryan R. McClune 1975	Vice President	Since 2014	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since January 2009). Formerly, Senior Associate for Dimensional Fund Advisors LP (2006-2008).
Philip P. McInnis 1984	Vice President	Since 2014
Vice President of all the DFA Entities.  Regional Director for Dimensional Fund Advisors LP (since January 2012).  Formerly, Senior Associate for Dimensional Fund Advisors LP (2011); Investment Consultant at Towers Watson (March 2010-December 2010); Investment Analyst at Towers Watson (December 2007-March 2010).

Matthew H. Miller 1978	Vice President	Since 2013
Vice President of all the DFA Entities. Client Service Manager for Dimensional Fund Advisors LP (since 2012).  Formerly, Regional Director for Dimensional Fund Advisors LP (2008-2011); Senior Associate at Dimensional Fund Advisors LP (2005-2008).

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Jonathan G. Nelson 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Manager, Investment Systems at Dimensional Fund Advisors LP (since 2011). Formerly, Project Manager for Dimensional Fund Advisors LP (2007-2010).
Catherine L. Newell 1964	Vice President and Secretary	Vice President since 1997 and Secretary since 2000
Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional SmartNest (US) LLC, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012).

Pamela B. Noble 1964	Vice President	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (2008 - 2010).
Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013
Vice President of all the DFA Entities.  Deputy Chief Compliance Officer of Dimensional Fund Advisors LP (since December 2012).  Formerly, Chief Compliance Officer of Wellington Management Company, LLP (2004 – 2011).

Carolyn L. O 1974	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011). Counsel for Dimensional Fund Advisors LP (2007-2011).
Gerard K. O’Reilly 1976	Vice President and Co-Chief Investment Officer	Since 2007	Vice President of all the DFA Entities.
Daniel C. Ong 1973	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005).
Kyle K. Ozaki 1978	Vice President	Since 2010
Vice President of all the DFA Entities.  Senior Compliance Officer for Dimensional Fund Advisors LP (since January 2008).  Formerly, Compliance Officer for Dimensional Fund Advisors LP (February 2006 – December 2007).

Matthew A. Pawlak 1977	Vice President	Since 2013
Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Consultant at Hewitt EnnisKnupp (June 2011-December 2011); Senior Investment Analyst and Consultant at Hewitt EnnisKnupp (July 2008-June 2011).

David A. Plecha 1961	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors Canada ULC.
Allen Pu 1970	Vice President	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since 2006).
Theodore W. Randall 1973	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008).
David J. Rapozo 1967	Vice President	Since 2014
Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since January 2011).  Formerly, Vice President at BlackRock (2009-2010); Principal and Business Development Officer at Barclays Global Investors (2002-2009).

Mark A. Regier 1969	Vice President	Since 2013	Vice President of all the DFA Entities. Planning and Analysis Manager for Dimensional Fund Advisors LP (since July 2007).
Savina B. Rizova 1981	Vice President	Since 2012
Vice President of all the DFA Entities.  Formerly, Research Associate for Dimensional Fund Advisors LP (June 2011 – January 2012); Research Assistant for Dimensional Fund Advisors LP (July 2004 – August 2007).

L. Jacobo Rodríguez 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Oliver J. Rowe 1960	Vice President	Since 2014
Vice President of all the DFA Entities. Senior Manager, Human Resources for Dimensional Fund Advisors LP (Since January 2012). Formerly, Director of Human Resources at Spansion, Inc. (March 2009 – December 2011).

Julie A. Saft 1959	Vice President	Since 2010	Vice President of all the DFA Entities. Client Systems Manager for Dimensional Fund Advisors LP (since July 2008). Formerly, Senior Manager at Vanguard (November 1997 – July 2008).
Walid A. Shinnawi 1961	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (March 2006 – January 2010).

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Bruce A. Simmons 1965	Vice President	Since 2009
Vice President of all the DFA Entities.  Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007).  Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007).

Ted R. Simpson 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Bhanu P. Singh 1981	Vice President	Since 2014
Vice President of all the DFA Entities.  Portfolio Manager for Dimensional Fund Advisors LP (since January 2012).  Formerly, Investment Associate for Dimensional Fund Advisors LP (August 2010-December 2011); Trader for Dimensional Fund Advisors 2005-2008).

Bryce D. Skaff 1975	Vice President	Since 2007	Vice President of all the DFA Entities.
Lukas J. Smart 1977	Vice President	Since 2014	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since January 2010). Formerly, Investment Associate for Dimensional Fund Advisors LP (2007-2009).
Andrew D. Smith 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Project Manager for Dimensional (2007-2010).
Grady M. Smith 1956	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.
Carl G. Snyder 1963	Vice President	Since 2000	Vice President of all the DFA Entities.
Lawrence R. Spieth 1947	Vice President	Since 2004	Vice President of all the DFA Entities.
Richard H. Tatlow V 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since April 2010). Formerly, Principal, Investment Strategist at Barclays Global Investors (2004-2009).
Blake T. Tatsuta 1973	Vice President	Since 2013	Vice President of all the DFA Entities. Manager, Investment Analytics and Data for Dimensional Fund Advisors LP (since 2012). Formerly, Research Assistant at Dimensional Fund Advisors LP (2002-2011).
Erik T. Totten 1980	Vice President	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP since 2010). Formerly, Senior Associate at Dimensional Fund Advisors LP (2007-2009).
John H. Totten 1978	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008 - January 2012).
Robert C. Trotter 1958	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager, Technology for Dimensional Fund Advisors LP (since March 2007).
Karen E. Umland 1966	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Benjamin C. Walker 1979	Vice President	Since 2014	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since September 2008).
Brian J. Walsh 1970	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004).
Weston J. Wellington 1951	Vice President	Since 1997	Vice President of all the DFA Entities.
Ryan J. Wiley 1976	Vice President	Since 2007	Vice President of all the DFA Entities.
Paul E. Wise 1955	Vice President	Since 2005	Vice President of all the DFA Entities.
Joseph L. Young 1978	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (2005-2010).

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

Because the Portfolio had not commenced operations prior to the date of this SAI, the Directors and officers as a group owned less than 1% of the outstanding shares of the Portfolio.

SERVICES TO THE FUND

Administrative Services

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing and transfer agent for the Portfolio.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by State Street, the Portfolio pays State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0058% of the Fund Complex’s first $150 billion of average net assets;
.0050% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Portfolio under the fee schedule are allocated to the Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolio also pays separate fees to State Street with respect to the services State Street provides as transfer agent and dividend disbursing agent.

Custodian

State Street, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Portfolio. The custodian maintains a separate account or accounts for the Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, TX 78746.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolio. Pursuant to an Investment Advisory Agreement with the Portfolio, the Advisor is responsible for the management of the Portfolio’s assets.

Pursuant to a Sub-Advisory Agreement with the Advisor, DFA Australia Limited (“DFA Australia”), Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the Portfolio. DFA Australia’s duties include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio, and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on international small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio as well as making recommendations and elections on corporate actions. In rendering investment management services to the Advisor with respect to the Portfolio, DFA Australia expects to use the resources of certain participating affiliates of DFA Australia. Such participating affiliates are providing such services to DFA Australia pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of advisory affiliates subject to the supervision of a registered adviser.

Pursuant to a Sub-Advisory Agreement with the Advisor, Dimensional Fund Advisors Ltd. (“DFAL”), 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the Portfolio. DFAL’s duties include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

The Advisor or its affiliates may provide certain non-advisory services (such as data collection or other consulting services) to broker-dealers or investment advisers that may be involved in the distribution of the Portfolio or other mutual funds advised by the Advisor (“DFA Advised Funds”) or who may recommend the purchase of such DFA Advised Funds for their clients. The Advisor or its affiliates also may provide historical market analysis, risk/return analysis, and continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers) as well as educational speakers and facilities for investment adviser conferences.  The Advisor or its affiliates may pay a fee to attend, speak at or assist in sponsoring such conferences or pay travel accommodations of certain participants attending an investment adviser sponsored conference. Sponsorship of investment adviser and/or broker-dealer events by the Advisor may include direct payments to vendors or reimbursement of expenses incurred by investment advisers and/or broker-dealers in connection with hosting educational, training or other events for their customers. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more such investment advisers. Any such services or arrangements may give such broker-dealers and investment advisers an incentive to recommend DFA Advised Funds to their clients in order to receive such non-advisory services from the Advisor or its affiliates.  However, the provision of these services by the Advisor or its affiliates is not dependent, directly or indirectly, on the amount of DFA Advised Funds sold or recommended by such broker-dealers or investment advisers.

ADVISORY FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a  shareholder of the Advisor’s general partner, may be deemed controlling persons of the Advisor.  Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to the Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this SAI, the Portfolio has not commenced operations, so the Portfolio has not paid any management fees.

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.27% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.  At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio based on the parameters established by the Investment Committee. David A. Plecha and Joseph F. Kolerich coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio.

Other Managed Accounts

In addition to the Portfolio, the portfolio managers manage: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered mutual funds; and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities:

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2013
David A. Plecha
•33 U.S. registered mutual funds with $59,592 million in total assets under management.
•4 unregistered pooled investment vehicles with $5,532 million in total assets under management.
•9 other accounts with $1,447 million in total assets under management.

Joseph F. Kolerich
•32 U.S. registered mutual funds with $59,339 million in total assets under management.
•4 unregistered pooled investment vehicles with $5,532 million in total assets under management.
•9 other accounts with $1,447 million in total assets under management.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.
•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and other accounts. Other accounts include registered mutual funds (other than the Portfolio in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have a similar investment objective to the Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio. Actual or apparent conflicts of interest include:

•
Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

•
Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

•
Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

•
Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•
Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Investments in the Portfolio

 Because the Portfolio had not commenced operations prior to the date of this SAI, the portfolio managers did not own any shares of the Portfolio.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc.

CODE OF ETHICS

The Fund, the Advisor, DFA Australia, DFAL and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolio and its shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by the Portfolio unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock of the Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

Because the Portfolio had not commenced operations prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding shares of the Portfolio as of the date of this SAI.

PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund generally will be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may, from time to time, appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of the Portfolio to another person by making a written request to the Portfolio’s transfer agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.”  As with redemptions, the written request must be received in good order before any transfer can be made.

The Fund has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Portfolio to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or 1% of the Portfolio’s net assets, the Portfolio has the right to redeem the shares by providing the amount that exceeds $250,000 or 1% of the Portfolio’s net assets in securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS

           The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

The following discussion should be read in conjunction with the discussion below under the subheading, “Additional Tax Information With Respect to the Portfolio.”

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

•
Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement — the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance. In lieu of potential disqualification, the Portfolio is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors –Capital gain dividends” and “– Short-term capital gain dividends and interest-related dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Distributions of Capital Gains” below). A “qualified late year loss” includes:

•	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
•
the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence. Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income  (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year.  Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31.  Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year.  Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.  In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio.  See “Investment in Foreign Securities—Pass-through of foreign tax credits” below.

Distributions of Net Investment Income

The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits.

Distributions of Capital Gains

The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of Capital

Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities

At the time of your purchase of shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Investment in Foreign Securities

The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes on the Portfolio and/or its shareholders. Any foreign withholding taxes could reduce the Portfolio’s distributions paid to you.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Portfolio. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities lending” below.

The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes paid by the Portfolio) will be reduced if you receive from the Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated by the Portfolio as ordinary income for federal income tax purposes. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to you.

Information on the Amount and Tax Character of Distributions

The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may report to shareholders and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Medicare Tax

A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares of the Portfolio held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Tax basis information. The Portfolio is required to report to you and the IRS annually on Form 1099-B the cost basis of shares where the cost basis of the shares is known by the Portfolio (referred to as “covered shares”). However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Portfolio through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account. When required to report cost basis, the Portfolio will calculate it using the Portfolio’s default method of average cost, unless you instruct the Portfolio in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Portfolio does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Portfolio in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Portfolio’s default method of average cost, other cost basis methods offered by DFA, which you may elect to apply to covered shares, include:

•	FIFO (First In, First Out) — Shares acquired first are sold first.
•	LIFO (Last In, First Out) — Shares acquired last are sold first.
•	HIFO (Highest Cost, First Out) — Shares with the highest cost basis are sold first.
•	LOFO (Lowest Cost, First Out) — Shares with the lowest cost basis are sold first.
•	LGUT (Loss/Gain Utilization) — A method that evaluates losses and gains and then strategically selects lots based on that gain/loss in conjunction with a holding period.
•
Specific Lot Identification — Identification by the shareholder of the shares the shareholder wants to sell or exchange at the time of each sale or exchange on the trade request. The original purchase dates and prices of the shares identified will determine the cost basis and holding period.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Portfolio in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own. You may change from average cost to another cost basis method for covered shares at any time by notifying the Portfolio in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

The Portfolio may also provide Portfolio shareholders (but not the IRS) with information concerning the average cost basis of their shares for which cost basis information is not known by the Portfolio (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, DFA first depletes noncovered shares in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Portfolio.

The Portfolio will compute and report the cost basis of your Portfolio shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and,  in the case of covered shares, to the IRS. However the Portfolio is not required to, and in many cases the Portfolio does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Portfolio, whether this information is provided pursuant to compliance with cost basis reporting requirements, or is provided by the Portfolio as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Portfolio shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Tax shelter reporting.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

U.S. Government Securities

To the extent the Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

Amounts reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income. Because the income of the Portfolio is derived primarily from interest on debt securities, none or only a small amount of the Portfolio’s dividends will be qualified dividend income. Income dividends from interest earned by the Portfolio on debt securities will continue to be taxed at the higher ordinary income tax rate.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment. Because the income of the Portfolio is derived primarily from interest on debt securities, none or only a small amount of their distributions are expected to qualify for the corporate dividends-received deduction.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Portfolio to another portfolio will be disallowed if, as of the date of sale, the selling and purchasing portfolios are considered related parties. If the selling and purchasing portfolios are both corporations, they are treated as related parties if five or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing portfolios. Other attribution rules may apply.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions to you, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a portfolio with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the portfolio, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Pre-refunded municipal securities.  A portfolio may invest in pre-refunded municipal securities.  For purposes of the Asset Diversification Test, a portfolio’s investment in pre-refunded municipal securities backed by U.S. Treasury and Agency Securities will be considered an investment in the respective U.S. Treasury and Agency Securities that were deposited in the escrow account for the securities.

Backup Withholding

By law, the Portfolio may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by the Portfolio, subject to certain exemptions described below.  However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends.  In general, capital gain dividends reported by the Portfolio to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests, are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Exempt-interest dividends.  In general, exempt-interest dividends reported by the Portfolio to shareholders as paid from net tax-exempt income are not subject to U.S. withholding tax.

Short-term capital gain dividends and interest-related dividends.  The prior exemptions from U.S. withholding for interest-related dividends paid by a portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired.  With respect to taxable years of a portfolio that began before January 1, 2014, short-term capital gain dividends reported by the portfolio to shareholders as paid from its net short-term capital gains during, other than short-term capital gains realized on disposition of U.S. real property interests, were not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.  Similarly, with respect to taxable years of a portfolio that began before Jan. 1, 2014, dividends reported by the portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  It is currently unclear whether Congress will extend these exemptions to taxable years of a portfolio beginning on or after January 1, 2014 or what the terms of any such extension would be, including whether such extension would have retroactive effect.  If the exemptions are reinstated, the Portfolio reserves the right to not report small amounts of short-term capital gain dividends or interest-related dividends.  Additionally, the Portfolio’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax. Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28%  and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”).  Under FATCA, the Portfolio will be required to withhold a 30% tax on (a) income dividends paid by the Portfolio after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Portfolio shares paid by the Portfolio after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in the Portfolio will need to provide the Portfolio with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

Additional Tax Information With Respect to the Portfolio

Exempt-interest dividends.  By meeting certain requirements of the Code, the Portfolio qualifies to pay exempt-interest dividends to its shareholders.  These dividends are derived from interest income exempt from regular federal income tax and are not subject to regular federal income tax when they are paid to shareholders.  However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns.  Exempt-interest dividends that are excluded from federal taxable income may still be subject to the federal alternative minimum tax.  See the discussion below under the heading, “Alternative minimum tax.”

Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes.  In addition, most states do not grant tax-free treatment to interest on state and municipal securities of other states.

Taxable income dividends. The Portfolio may earn taxable income from many sources, including temporary investments, periodic payments from inflation swaps and other derivative contracts, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds.  If you are a taxable investor, any distributions by the Portfolio from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of capital gains and gain or loss on sale or exchange of your portfolio shares; redemption at a loss within six months of purchase.  The Portfolio may realize capital gain or loss on sale of portfolio securities.  Distributions of capital gains are taxable to you.  Distributions from net short-term capital gain will be taxable to you as ordinary income.  Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio.  If you are a taxable investor, when you sell your shares in the Portfolio, you may realize a capital gain or loss, which is subject to federal income tax.  Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Portfolio shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Information On The Amount and Tax Character of Distributions.  The Portfolio will inform you of the amount of your exempt-interest dividends, taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion, if any, of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax.  If you have not held Portfolio shares for a full year, the Portfolio may report and distribute to you, as taxable, as tax-exempt or as tax preference income, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio.  Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxed to you as if made in December.

Alternative minimum tax.  Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states.  Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your personal or corporate tax position.  However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.  If you are a person defined in the Code as a “substantial user” (or persons related to such users) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Portfolio.  The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Effect on taxation of social security benefits; denial of interest deduction; “substantial users.”  Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax.   Interest on debt you incur to buy or hold shares of the Portfolio may not be deductible for federal income tax purposes.  Indebtedness may be allocated to shares of the Portfolio even though not directly traceable to the purchase of such shares.  Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio that are derived from interest on such bonds.  Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Loss of status of securities as tax-exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Portfolio distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.  In such a case, the Portfolio may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income.  This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

PROXY VOTING POLICIES

The Board of Directors of the Fund has delegated the authority to vote proxies for the portfolio securities held by the Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio, including all authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio and which seeks to maximize the value of the Portfolio’s investments. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines. Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolio and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolio. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision-making; however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

The Advisor seeks to vote (or refrain from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio and which seeks to maximize the value of the Portfolio’s investments. In some cases, the Advisor may determine that it is in the best interests of the Portfolio to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of the Portfolio and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio associated with voting. The Advisor intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio-by-portfolio and country-by-country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of the Portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolio; and provides reports concerning the proxies voted (the “Proxy Voting Services”). In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions. In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor’s website at http://us.dimensional.com and (ii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. The Portfolio generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://us.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the industry allocations of the Portfolio. The Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://us.dimensional.com, two months following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairman, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination. Designated Persons may also approve the distribution of Holdings Information for the Portfolio more frequently or at a period other than as described above.

As of the date of this SAI, the Advisor and the Portfolio had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
BlackRock Institutional Trust Company	Monitoring investor exposure and investment strategy	Upon Request
BNY Mellon Performance & Risk Analytics, LLC	Monitoring investor exposure and investment strategy	Upon Request
Citibank, N.A.	Middle Office Operational Support Service Provider to the Advisor and Fund Custodian	Daily
Gray & Company (Chicago)	Monitoring investor exposure and investment strategy	Upon Request
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request
State Street Bank and Trust Company	Fund Administrator, Accounting Agent and Transfer Agent	Daily
Wescott Financial Advisory Group	Monitoring investor exposure and investment strategy	Monthly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolio, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Advisor or DFAS, on the other. In order to protect the interests of shareholders and the Portfolio, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable judgment that (1) the Portfolio, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://us.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

Because the Portfolio had not commenced operations as of October 31, 2013, the annual reports of the Fund for the fiscal year ended October 31, 2013 do not contain any data regarding the Portfolio.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objective and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.  Because the Portfolio has not commenced operations as of the date of this SAI, the Portfolio does not have performance data.

APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2014

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”), and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, the Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis.  If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly.  If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee’s (or its designee’s) determination  considering the principle of preserving shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1.	Accountability

2.	Responsiveness

3.	Composition

4.	Independence

Generally vote for director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A dual-class capital structure; and/or

•	A non–shareholder-approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

1.4.
The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•
The date of the pill‘s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12.	The company maintains significant problematic pay practices;

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company's response, including:

o	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

o	Specific actions taken to address the issues that contributed to the low level of support;

o	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company's ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

1.18.	Failure to replace management as appropriate; or

1.19.
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Responsiveness

Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company's ownership structure and vote results;

•	ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year's support level on the company's say-on-pay proposal.

3.	Composition

Attendance at Board and Committee Meetings:

3.1.
Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

3.3.	Sit on more than six public company boards; or

3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

4.	Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

•	Company-specific factors; and

•	Proposal-specific factors, including:

o	The ownership thresholds proposed in the resolution (i.e., percentage and duration);

o	The maximum proportion of directors that shareholders may nominate each year; and

o	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Proxy Contests—Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote CASE-BY-CASE considering the same factors listed above.

Shareholder Rights & Defenses

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•
The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders' current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

o	The company's use of authorized shares during the last three years

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes of the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

o
The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

o	The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or

o	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

o	The company's use of authorized preferred shares during the last three years;

•	The Current Request:

o	Disclosure in the proxy statement of the specific purposes for the proposed increase;

o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

o
In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.
Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

 Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•
There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

•	A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

o	Magnitude of pay misalignment;

o	Contribution of non-performance-based equity grants to overall pay; and

o	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group Alignment:

•	The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.

•	The multiple of the CEO's total pay relative to the peer group median.

2.
Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company's peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy.  Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices.   The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

o	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

o	CIC payments with excise tax gross-ups (including "modified" gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

o	The company's response, including:

▪	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

▪	Specific actions taken to address the issues that contributed to the low level of support;

▪	Other recent compensation actions taken by the company;

o	Whether the issues raised are recurring or isolated;

o	The company's ownership structure; and

o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•
Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits repricing;

•	A pay-for-performance misalignment is found;

•	The company’s three year burn rate exceeds the burn rate cap of its industry group;

•	The plan has a liberal change-of-control definition; or

•	The plan is a vehicle for problematic pay practices.

Social/Environmental Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues.  When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following ISS U.S. Proxy Voting Guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal's request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•
If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•
If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues.  When evaluating political shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES

Effective for Meetings on or after February 1, 2014

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis and Ownership Matters in addition to Institutional Shareholder Services, Inc. (“ISS”) and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, the Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted. The Advisor may purchase research from Ownership Matters with respect to the proxies of certain large Australian Companies.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis.  If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly.  If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee’s (or its designee’s) determination considering the principle of preserving shareholder value.

1. General Policies

Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation
Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	non‐audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors
Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income
Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business
Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Non-Contested Director Elections
Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

ISS Classification of Directors - International Policy

Executive Director
•Employee or executive of the company;

•Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)
•Any director who is attested by the board to be a non-independent NED;

•Any director specifically designated as a representative of a significant shareholder of the company;

•Any director who is also an employee or executive of a significant shareholder of the company;

•Beneficial owner (direct or indirect) of at least 10% of the company's stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•Government representative;

•Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

•Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•Relative[1] of a current or former executive of the company or its affiliates;

•A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•Founder/co-founder/member of founding family but not currently an employee;

•Former executive (5 year cooling off period);

•Years of service will NOT be a determining factor unless it is recommended best practice in a market:
o 9 years (from the date of election) in the United Kingdom and Ireland;
o 12 years in European markets;
o 7 years in Russia.

Independent NED
•Not classified as non-independent by ISS (see above);

•No material[4] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative
•Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:
[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient's gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)
[4] For purposes of ISS' director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections
For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:
•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

Voting on Directors for Egregious Actions
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:
•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•
Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Discharge of Board and Management
Vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:
•
A lack of oversight or actions by  board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•
Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure
Vote FOR routine proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans
Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and

•	Duration does not exceed 18 months.

ISS will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

ISS may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION

Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis..

Antitakeover Mechanisms
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues
Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following ISS International Proxy Voting Guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:
•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

•	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•
If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•
If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Country of Incorporation vs. Country of Listing-Application of Policy
In general, country of incorporation will be the basis for policy application. However, ISS will generally apply its US policies to the extent possible at issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges
Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers, will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS' International Proxy Voting Guidelines.

All other voting items will be evaluated using ISS' International Proxy Voting Guidelines.

Foreign private issuers ("FPIs") are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

DFA INVESTMENT DIMENSIONS GROUP INC. (173/174)

PART C
OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)           Articles of Incorporation.
(1)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 115/116 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2009.

(2)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(3)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(4)	Articles Supplementary filed with the Maryland Secretary of State on July 14, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(5)	Articles Supplementary filed with the Maryland Secretary of State on October 12, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(6)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(7)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(8)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(9)	Articles of Amendment filed with the Maryland Secretary of State on February 28, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(10)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(11)	Certificate of Correction filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(12)	Articles of Amendment filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(13)	Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(14)	Articles Supplementary filed with the Maryland Secretary of State on November 4, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(15)	Articles Supplementary filed with the Maryland Secretary of State on April 23, 2012 re: the allocation and classification of shares.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(16)	Articles of Amendment filed with the Maryland Secretary of State on October 22, 2012.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(17)	Articles Supplementary filed with the Maryland Secretary of State on October 22, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(18)	Articles Supplementary filed with the Maryland Secretary of State on December 19, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 157/158 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 2013.

(19)	Articles Supplementary filed with the Maryland Secretary of State on January 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(20)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 160/161 to Registrant’s Registration Statement on Form   N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 22, 2013.

(21)	Articles Supplementary filed with the Maryland Secretary of State on June 17, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(22)	Articles Supplementary filed with the Maryland Secretary of State on September 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(23)           Articles Supplementary filed with the Maryland Secretary of State on September 27, 2013 re: the
allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(24)	Articles Supplementary filed with the Maryland Secretary of State on January 14, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 169/170 to Registrant’s Registration Statement on Form   N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 31, 2014.

(25)	Articles Supplementary filed with the Maryland Secretary of State on February 18, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(26)	Articles of Amendment filed with the Maryland Secretary of State on June 26, 2014.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.a.26

(b)	By-Laws.
Amended and Restated By-Laws of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(c)	Instruments Defining the Rights of Security holders.
(1)	See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)           Investment Advisory Agreement.
(1)	Investment Management Agreements.
(a)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987, amended and restated February 28, 2010 re: the:
*           DFA Short-Term Government Portfolio (formerly the DFA Five-Year Government Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(b)	Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994, amended October 18, 1996 re: the:

*         VA Global Bond Portfolio (formerly the DFA Global Fixed Income Portfolio and the DFA Global Bond Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 20, 1998.

(c)	Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:
*           DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 20, 1998.

(d)	Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
*           Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(e)	Form of Investment Advisory Agreement between the Registrant and DFA re:
*           DFA Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 136/137 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 7, 2011.

(f)	Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
*           DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(g)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Large Value Portfolio (formerly known as the VA Large Value Portfolio and DFA Global Value Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(h)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Targeted Value Portfolio (formerly known as the VA Small Value Portfolio)

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(i)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*           VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(j)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(k)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(l)	Form of Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:
*	International Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(m)	Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:
*	Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S. 5-10 Value Portfolio);
*	Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10 Small Company Portfolio); and
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)           Addendum Number One re: the reflection of the following name changes:
*	Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio and

*	Tax-Managed U.S. 6-10 Small Company Portfolio to the Tax-Managed U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(2)           Addendum Number Two re: the reflection of the following name changes:
*	Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2007.

(n)	Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:
*	DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(o)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 14, 2005.

(p)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Core Equity 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(q)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(r)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(s)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(t)	Investment Advisory Agreement between the Registrant and DFA dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(u)	Investment Advisory Agreement between the Registrant and DFA dated September 12, 2006 re: the:
*	DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 12, 2006.

(v)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(w)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA California Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 12, 2007.

(x)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	T.A. U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 12, 2007.

(y)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2007.

(z)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 24, 2007.

(aa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	CSTG&E U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(bb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(cc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 10, 2008.

(dd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 10, 2008.

(ee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(ff)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 97/98 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: December 13, 2007.

(gg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 136/137 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 7, 2011.

(hh)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA International Value Ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 105/106 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 9, 2008.

(ii)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 107/108 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 9, 2008.

(jj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(kk)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ll)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(mm)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(nn)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(oo)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(pp)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA VA Global Moderate Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(qq)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Asia Pacific Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(rr)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Continental Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ss)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(tt)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(uu)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*             Japanese Small Company Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(vv)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	LWAS/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ww)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(xx)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Tax-Managed U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(yy)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Large Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(zz)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	United Kingdom Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(aaa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(bbb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(ccc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(ddd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA California Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(eee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(fff)	Form of Investment Advisory Agreement between the Registrant and DFA, dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.1.fff

(ggg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Dimensional Retirement Fixed Income Fund I
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(hhh)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(iii)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(jjj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(kkk)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(lll)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 135/136 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 18, 2011.

(mmm)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Global Fixed Income (GBP Hedge) Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(nnn)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(ooo)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(ppp)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(qqq)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Small Cap Growth Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(rrr)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(sss)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(ttt)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(uuu)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Large Cap Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 161/162 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 3, 2013.

(vvv)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 165/166 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 15, 2013.

(www)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*          Dimensional Retirement Fixed Income Fund IV
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 168/169 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258
Filing Date: November 18, 2013

(xxx)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*          DFA Municipal Real Return Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.1.xxx

(2)           Sub-advisory Agreements.

(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated July 18, 1997
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 78/79 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2006.

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(d)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(e)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(f)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 2005.

(g)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(i)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(k)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(l)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd.
re: the:
*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(m)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund
Advisors Ltd. re: the:

*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(n)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(o)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(p)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(q)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 26, 2008.

(r)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 26, 2008.

(s)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Value ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on
Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: June 23, 2008.

(t)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA International Value ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 23, 2008.

(u)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 23, 2008.

(v)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 23, 2008.

(w)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2009.

(x)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2009.

(y)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(z)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(aa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(bb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(cc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(dd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(gg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(hh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(jj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(kk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(ll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(mm)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(nn)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(oo)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(pp)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(qq)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd., dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.2.qq

(rr)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd., dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.2.rr

(ss)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund I
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(tt)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund I

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(uu)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(vv)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(ww)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(xx)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Dimensional Retirement Fixed Income Fund III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(yy)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(zz)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration  Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(aaa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(bbb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(ccc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*	Global Fixed Income (GBP Hedge) Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(ddd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*	Global Fixed Income (GBP Hedge) Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(eee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(fff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(ggg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*            World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(hhh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd.re: the:
*           World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(iii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(jjj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd.re: the:
*           International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(kkk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(lll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd.re: the:
*           International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(mmm)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(nnn)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(ooo)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 165/166 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 15, 2013.

(ppp)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 165/166 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 15, 2013.

(qqq)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           Dimensional Retirement Fixed Income Fund IV
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 168/169 to Registrant’s Registration Statement onForm N-1A.
File Nos.: 2-73948 and 811-3258
Filing Date: November 18, 2013

(rrr)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           Dimensional Retirement Fixed Income Fund IV
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 168/169 to Registrant’s Registration Statement onForm N-1A.
File Nos.: 2-73948 and 811-3258
File Date: November 18, 2013

(sss)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:
*           DFA Municipal Real Return Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.2.sss

(ttt)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:
*           DFA Municipal Real Return Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.2.ttt

(e)           Underwriting Contracts.

(1)	Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(f)	Bonus or Profit Sharing Plans.
Not Applicable.

(g)	Custodian Agreements.
(1)	Form of Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of December 21, 2012.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(a)	Form of Amendment No. 1 re: the addition of the World ex U.S. Core Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Form of Amendment No. 2 dated October 1, 2013 re: the addition of the DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement onForm N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(2)	Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(a)	Form of Amendment No. 1 re: the addition of the DFA VA Global Moderate Allocation Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement onForm N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Form of Amendment No. 2 dated June 17, 2013 re: the addition of the U.S. Large Cap Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement onForm N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(h)	Other Material Contracts.

(1)	Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(a)	Amendment No.1 dated June 17, 2013 re: the addition of U.S. Large Cap Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement onForm N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Amendment No. 2 dated August 8, 2013 re: calculation and payment of shareholder service fees.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement onForm N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(c)	Amendment No. 3 dated October 7, 2013 re: the addition of DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement onForm N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(d)	Form of Amendment No. 4 re: the addition of “FAN” services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement onForm N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(2)	Financial Statement Typesetting Services Agreement to Administration and Accounting Services Agreement dated October 20, 2009.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(3)	Administration Agreements.
Administration Agreements between the Registrant and DFA.
(a)	Dated January 6, 1993 re: the
*           DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(b)	Dated August 8, 1996 re: the:
*           Japanese Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(c)	Dated August 8, 1996 re: the
*           United Kingdom Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(d)	Dated August 8, 1996 re: the
*           Continental Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(e)	Dated August 8, 1996 re: the
*           Asia Pacific Rim Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           Pacific Rim Small Company Portfolio to Asia Pacific Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2006.

(f)	Dated January 6, 1993 re: the
*           U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(g)	Dated January 6, 1993 re: the:
*           U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(h)	Dated January 6, 1993 re: the:
*           U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(i)	Dated February 8, 1996 re: the
*           RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(j)	Dated March 30, 1994 re:
*           Emerging Markets Portfolios
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(k)	Dated February 8, 1996 re: the:
*           Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(l)	Dated February 8, 1996 re: the
*           DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(m)	Dated August 8, 1996 re: the:
*           International Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(n)	Dated December 19, 1996 re: the:
*           Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(o)	Dated November 30, 1997 re: the:
*           U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Form of Addendum Number One re: the reflection of the following name change:
*           U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 60/61 to the
Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2001.

(p)	Form of Amended and Restated dated October 5, 1999 re: the:
*           U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2007.

(q)	Dated November 30, 1997 re: the:
*           Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(r)	Dated December 8, 1998 re: the:
*           Tax-Managed U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(s)	Form of Dated August 1, 2001 re: the:
*           Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 61/62 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 18, 2001.

(1)	Addendum Number One re: the reflection of the following name change:
*           Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the
Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(4)	Form of Administration Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(5)	Other.
(a)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life
Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(c)	Form of Client Service Agent Agreement re: the:
*           RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:
*           RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(d)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement
between the Registrant and DFA re: various portfolios of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(e)	Form of Participation Agreement (Manual Trades)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(f)	Form of Participation Agreement (Manual After Hours)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(g)	Form of Participation Agreement (FundSERV)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(h)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
*           U.S. Large Cap Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 161/162 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 3, 2013.

(i)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
*           DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 166/167 to the Registrant’s Registration Statement on Form N-1A
File Nos.: 2-73948 and 811-3258.

Filing Date: September 27, 2013

(j)	Form of Expense Assumption Agreement between the Registrant and DFA re: the:
*           Dimensional Retirement Fixed Income Fund IV
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 168/169 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258
Filing Date: November 18, 2013

(k)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
*           World Core Equity Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.h.7.k

(l)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
*           DFA Municipal Real Return Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.h.7.l

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(j)	Other Opinions.

(1)	Consent of PricewaterhouseCoopers LLP
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(k)	Omitted Financial Statements.
Not Applicable.

(l)           Initial Capital Agreements.

Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

(1)	Form of Distribution Plan between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(2)	Form of Selected Dealer Agreement.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration

Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(n)	Plans pursuant to Rule 18f-3.

(1)	Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(o)	Powers-of-Attorney.

(1)
On behalf of the Registrant, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(2)
On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(3)
On behalf of Dimensional Emerging Markets Value Fund, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron

S. Scholes and Abbie J. Smith.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(p)	Codes of Ethics.

(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

ITEM 29.                      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None.

ITEM 30.                      INDEMNIFICATION.
Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)
The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)
The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)
The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)
Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA International Value ex Tobacco Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio, Dimensional Retirement Fixed Income Fund I, Dimensional Retirement Fixed Income Fund II, Dimensional Retirement Fixed Income Fund III, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed

Income Portfolio, Global Fixed Income (GBP Hedge) Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, Dimensional Retirement Fixed Income Fund IV, and DFA Municipal Real Return Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA International Value ex Tobacco Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio, Dimensional Retirement Fixed Income Fund I, Dimensional Retirement Fixed Income Fund II, Dimensional Retirement Fixed Income Fund III, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed Income Portfolio, Global Fixed Income (GBP Hedge) Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, Dimensional Retirement Fixed Income Fund IV, and DFA Municipal Real Return Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA has its principal placed of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.                      PRINCIPAL UNDERWRITERS.

(a)
DFA Securities LLC, (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, Texas 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
April A. Aandal	Vice President	Vice President
Robyn G. Alcorta	Vice President	Vice President
Darryl D. Avery	Vice President	Vice President
Marcus R. Axthelm	Vice President	Vice President
Arthur H. Barlow	Vice President	Vice President
Peter Bergan	Vice President	Vice President
Lana Bergstein	Vice President	Vice President
Stanley W. Black	Vice President	Vice President
Aaron T. Borders	Vice President	Vice President
Scott A. Bosworth	Vice President	Vice President
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
David P. Butler	Vice President	Vice President

Douglas M. Byrkit	Vice President	Vice President
Hunt M. Cairns	Vice President	Vice President
James G. Charles	Vice President	Vice President
Joseph H. Chi	Vice President	Vice President
Pil Sun Choi	Vice President	Vice President
Stephen A. Clark	Vice President	Vice President
Matt B. Cobb	Vice President	Vice President
Rose C. Cooke	Vice President	Vice President
Ryan Cooper	Vice President	Vice President
Jeffrey D. Cornell	Vice President	Vice President
Robert P. Cornell	Vice President	Vice President
George H. Crane	Vice President	Vice President
Christopher S. Crossan	Vice President and Chief Compliance Officer	Vice President and Global Chief Compliance Officer
James L. Davis	Vice President	Vice President
Robert T. Deere	Vice President	Vice President
Johnathon K. DeKinder	Vice President	Vice President
Peter F. Dillard	Vice President	Vice President
Robert W. Dintzner	Vice President	Vice President
Karen M. Dolan	Vice President	Vice President
Richard A. Eustice	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Gretchen A. Flicker	Vice President	Vice President
Jed S. Fogdall	Vice President	Vice President
Edward A. Foley	Vice President	Vice President
Jeremy P. Freeman	Vice President	Vice President
Mark R. Gochnour	Vice President	Vice President
Tom M. Goodrum	Vice President	Vice President
Henry F. Gray	Vice President	Vice President
John T. Gray	Vice President	Vice President
Christian Gunther	Vice President	Vice President
Robert W. Hawkins	Vice President	Vice President
Joel H. Hefner	Vice President	Vice President
Julie C. Henderson	Vice President and Fund Controller	Vice President and Fund Controller
Kevin B. Hight	Vice President	Vice President
Christine W. Ho	Vice President	Vice President
Michael C. Horvath	Vice President	Vice President
Jeff J. Jeon	Vice President	Vice President
Garret D. Jones	Vice President	Vice President
Stephen W. Jones	Vice President	Vice President
David M. Kavanaugh	Vice President	Vice President
Patrick M. Keating	Vice President	Vice President
Andrew K. Keiper	Vice President	Vice President
Glenn E. Kemp	Vice President	Vice President
David M. Kershner	Vice President	Vice President
Kimberly L. Kiser	Vice President	Vice President
Timothy R. Kohn	Vice President	Vice President
Joseph F. Kolerich	Vice President	Vice President
Mark D. Krasniewski	Vice President	Vice President
Kahne L. Krause	Vice President	Vice President
Stephen W. Kurad	Vice President	Vice President
Michael F. Lane	Vice President	Vice President
Francis R. Lao	Vice President	Vice President
David F. LaRusso	Vice President	Vice President
Juliet H. Lee	Vice President	Vice President
Marlena I. Lee	Vice President	Vice President

John B. Lessley	Vice President	Vice President
Apollo D. Lupescu	Vice President	Vice President
Peter Magnusson	Vice President	Vice President
Kenneth M. Manell	Vice President	Vice President
Aaron M. Marcus	Vice President	Vice President
David R. Martin	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer
Bryan R. McClune	Vice President	Vice President
Philip P. McInnis	Vice President	Vice President
Matthew H. Miller	Vice President	Vice President
Jonathan G. Nelson	Vice President	Vice President
Catherine L. Newell	Vice President and Secretary	Vice President and Secretary
Pamela B. Noble	Vice President	Vice President
Selwyn Notelovitz	Vice President and Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer
Carolyn L. O	Vice President	Vice President
Gerard K. O’Reilly	Vice President and Co-Chief Investment Officer	Vice President and Co-Chief Investment Officer
Daniel C. Ong	Vice President	Vice President
Kyle K. Ozaki	Vice President	Vice President
Matthew A. Pawlak	Vice President	Vice President
David A. Plecha	Vice President	Vice President
Allen Pu	Vice President	Vice President
Theodore W. Randall	Vice President	Vice President
David J. Rapozo	Vice President	Vice President
Mark A. Regier	Vice President	Vice President
Savina B. Rizova	Vice President	Vice President
L. Jacobo Rodriguez	Vice President	Vice President
Oliver J. Rowe	Vice President	Vice President
Julie A. Saft	Vice President	Vice President
Walid A. Shinnawi	Vice President	Vice President
Bruce A. Simmons	Vice President	Vice President
Ted R. Simpson	Vice President	Vice President
Bhanu P. Singh	Vice President	Vice President
Bryce D. Skaff	Vice President	Vice President
Lukas J. Smart	Vice President	Vice President
Andrew D. Smith	Vice President	Vice President
Grady M. Smith	Vice President	Vice President
Carl G. Snyder	Vice President	Vice President
Lawrence R. Spieth	Vice President	Vice President
Richard H. Tatlow V	Vice President	Vice President
Blake T. Tatsuta	Vice President	Vice President
Erik T. Totten	Vice President	Vice President
John H. Totten	Vice President	Vice President
Robert C. Trotter	Vice President	Vice President
Karen E. Umland	Vice President	Vice President
Benjamin C. Walker	Vice President	Vice President
Brian J. Walsh	Vice President	Vice President
Weston J. Wellington	Vice President	Vice President
Ryan J. Wiley	Vice President	Vice President
Paul E. Wise	Vice President	Vice President
Joseph L. Young	Vice President	Vice President
David G. Booth	Chairman, Director, President and Co-Chief Executive Officer	Chairman, Director, President and Co-Chief Executive Officer
Kenneth R. French	Director	Not Applicable

John A. McQuown	Director	Not Applicable
Eduardo A. Repetto	Director, Co-Chief Executive Officer and Co-Chief Investment Officer	Director, Co-Chief Executive Officer and Chief Investment Officer
Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS.
The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

State Street Bank and Trust Company	1 Lincoln Street, Boston, MA 02111

ITEM 34.                      MANAGEMENT SERVICES.

None.

ITEM 35.                      UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment Nos. 173/174 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 2nd day of July, 2014.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)
By:           /s/David G. Booth          *
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 173/174 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/David G. Booth*	President, Director,	July 2, 2014
David G. Booth	Chairman and Co-Chief
Executive Officer

/s/Eduardo A. Repetto*	Director, Co-Chief	July 2, 2014
Eduardo A. Repetto	Executive Officer and
Co-Chief Investment Officer

/s/David R. Martin*	Chief Financial Officer,	July 2, 2014
David R. Martin	Treasurer and Vice President

/s/George M. Constantinides*	Director	July 2, 2014
George M. Constantinides

/s/John P. Gould*	Director	July 2, 2014
John P. Gould

/s/Roger G. Ibbotson*	Director	July 2, 2014
Roger G. Ibbotson

/s/Edward P. Lazear*	Director	July 2, 2014
Edward P. Lazear

/s/Myron S. Scholes*	Director	July 2, 2014
Myron S. Scholes

/s/Abbie J. Smith*	Director	July 2, 2014
Abbie J. Smith

* By:       /s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST

Exhibit No.	Description
28.a.26	Articles of Amendment
28.d.1.fff	Form of Investment Advisory Agreement for World Core Equity Portfolio
28.d.1.xxx	Form of Investment Advisory Agreement for DFA Municipal Real Return Portfolio
28.d.2.qq	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. for World Core Equity Portfolio
28.d.2.rr	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. for World Core Equity Portfolio
28.d.2.sss	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. for DFA Municipal Real Return Portfolio
28.d.2.ttt	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. for DFA Municipal Real Return Portfolio
28.h.7.k	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA for World Core Equity Portfolio
28.h.7.l	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA for DFA Municipal Real Return Portfolio